CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income (loss) for the year	$ 473,166	$ (326,701)
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development (Note 10)	546,057	553,933
Deferred income and mining taxes (Note 25)	152,595	(30,961)
Stock-based compensation (Note 17)	54,261	50,658
Impairment (reversal) loss (Note 24)	(345,821)	389,693
Foreign currency translation loss	4,850	1,991
Other	(10,707)	11,610
Adjustment for settlement of reclamation provision	(7,108)	(4,685)
Changes in non-cash working capital balances:
Trade receivables	1,735	1,945
Income taxes	22,223	(2,291)
Inventories	(91,436)	(52,316)
Other current assets	(2,742)	(18,326)
Accounts payable and accrued liabilities	84,844	29,034
Interest payable	(225)	2,066
Cash provided by operating activities	881,692	605,650
INVESTING ACTIVITIES
Additions to property, plant and mine development (Note 10)	(882,664)	(1,089,100)
Acquisition (Note 27)		(162,479)
Proceeds from sale of property, plant and mine development (Note 10)	3,692	35,246
Net sales of short- term investments	75	4,839
Net proceeds from sale of equity securities and other investments (Note 8)	43,733	17,499
Purchases of equity securities and other investments (Note 8)	(33,498)	(11,163)
Payments for financial assets at amortized cost	(5,222)
Decrease in restricted cash		790
Cash used in investing activities	(873,884)	(1,204,368)
FINANCING ACTIVITIES
Dividends paid	(105,408)	(83,961)
Repayment of lease obligations (Note 13)	(15,451)	(3,382)
Proceeds from long- term debt (Note 14)	220,000	300,000
Repayment of long- term debt (Note 14)	(220,000)	(300,000)
Notes issuance (Note 14)		350,000
Long- term debt financing costs (Note 14)		(3,215)
Repurchase of common shares for stock-based compensation plans (Notes 16 and 17C,D)	(24,669)	(30,062)
Proceeds on exercise of stock options (Note 17A)	140,627	30,962
Common shares issued (Note 16)	15,511	13,757
Cash provided by financing activities	10,610	274,099
Effect of exchange rate changes on cash and cash equivalents	1,653	(6,533)
Net increase (decrease) in cash and cash equivalents during the year	20,071	(331,152)
Cash and cash equivalents, beginning of year	301,826	632,978
Cash and cash equivalents, end of year	321,897	301,826
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid	101,523	91,079
Income and mining taxes paid	$ 90,694	$ 106,568